Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2021
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Mid Cap Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 50 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 50 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap®Value Index. The market capitalizations within the index will vary, but as of June 30, 2021, they ranged from approximately $360 million to $53.57 billion. The 12-month average of the capitalization range of the Russell Midcap Value Index for the one-year period ended June 30, 2021 was $45.82 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:•strong management teams;•strong and stable balance sheets and solid recurring free cash flows;•attractive relative and absolute valuation ratios or that have underperformed recently;•favorable reward to risk characteristics;•durable competitive advantages that are trading at attractive valuations; and•strong long-term prospects.The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity REITs, mortgage REITs, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money.The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.Value Investing Risk. The Fund may invest in value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.Cash Holdings Risk. The Fund’s investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in thosesectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on theFund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.•The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).•The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.•The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For the period from April 21, 2003 to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class N Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	 janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:4th Quarter 202018.20%Worst Quarter:1st Quarter 2020– 29.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 11.18%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the Russell Midcap Value Index. The Russell Midcap Value Index is used to calculate the Fund’s performance fee adjustment. The index is described below.•The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for periods following April 21, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class T Shares of the Fund had been available during periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 668
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	1,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	866
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,696
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	$ 269
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,782
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 774
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	167
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 653
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,534
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
2011	rr_AnnualReturn2011	(2.55%)
2012	rr_AnnualReturn2012	10.32%
2013	rr_AnnualReturn2013	25.92%
2014	rr_AnnualReturn2014	9.04%
2015	rr_AnnualReturn2015	(3.80%)
2016	rr_AnnualReturn2016	18.75%
2017	rr_AnnualReturn2017	13.88%
2018	rr_AnnualReturn2018	(13.31%)
2019	rr_AnnualReturn2019	30.16%
2020	rr_AnnualReturn2020	(1.50%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.37%)
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.40%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998	[2]
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.34%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.97%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998	[3]
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	8.63%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return After Taxes on Distributions | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)	[4]
5 Years	rr_AverageAnnualReturnYear05	6.43%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998	[4]
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Class A C S I N R T Shares | Janus Henderson Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.